WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED May 1, 2018

Effective December 31, 2018, the information below replaces similar disclosure in the Prospectus under “William Blair Mid Cap Growth Fund – Summary – Management.”

Portfolio Manager(s).    Daniel Crowe, a Partner of the Adviser, and Robert C. Lanphier IV, a Partner of the Adviser, co-manage the Fund. Mr. Crowe has co-managed the Fund since 2015. Mr. Lanphier has co-managed the Fund since its inception in 2006.

Effective December 31, 2018, the information below replaces the disclosure in the Prospectus under “Management of the Funds – Portfolio Management.”

Portfolio Management.    Additional information is provided below on each Fund’s portfolio manager(s) identified in the Summary section. The Statement of Additional Information provides additional information about the portfolio managers including the structure of their compensation, other accounts they manage and their ownership of securities in the Funds.

For each Fund that is managed by a portfolio management team, each member of the portfolio management team has equal responsibility for the Fund’s investment strategy, asset allocation, portfolio construction and security selection. All portfolio managers are supported by a team of research analysts.

Michael P. Balkin, a Partner of William Blair Investment Management, LLC, has co-managed the Small Cap Growth Fund from its inception in 1999 until 2005 and has co-managed the Fund since 2008. He returned to William Blair in 2008 after spending three years (2005-2008) as a partner with Magnetar Capital and as the Chief Investment Officer of Magnetar Investment Management. Prior to joining Magnetar in 2005, he spent fifteen years (1990-2005) with William Blair in various positions, including serving as a co-manager of the Small Cap Growth Fund from its inception in 1999 to 2005. Education: B.A., Northwestern University.

Daniel Crowe, a Partner of William Blair Investment Management, LLC, has co-managed the Mid Cap Growth Fund and the Small-Mid Cap Growth Fund since 2015. He joined William Blair as a research analyst in 2011. Prior to joining William Blair, he was a midcap portfolio manager at Pyramis Global Advisors, and prior to that he was a portfolio manager and analyst at The Boston Company/Founders Asset Management. He began his career as a generalist analyst at Marsico Capital Management. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.S., Mechanical Engineering, University of Illinois at Urbana-Champaign.

Simon Fennell, a Partner of William Blair Investment Management, LLC, has co-managed the International Growth Fund since 2013, the Institutional International Growth Fund since 2013, the International Leaders Fund since 2013 and the International Small Cap Growth Fund since 2017 along with associated separate accounts and commingled fund portfolios. He joined William Blair in 2011 as a research analyst, also focusing on idea generation and strategy more broadly. Prior to joining William Blair, he was a Managing Director in the Equities division at Goldman Sachs in London and Boston, where he was responsible for institutional, equity research coverage for European and International stocks. Previously, he was in the Corporate Finance Group at Lehman Brothers in London and Hong Kong, working in the M&A and Debt Capital Markets Groups. Education: M.A., University of Edinburgh; M.B.A., Johnson Graduate School of Management, Cornell University.

Andrew G. Flynn, a Partner of William Blair Investment Management, LLC, has co-managed the International Small Cap Growth Fund since 2013 and the Global Leaders Fund since 2016 along with associated separate accounts and commingled fund portfolios. Mr. Flynn joined the International team in 2007 and conducted research across several sectors before becoming a portfolio manager. Prior to joining the International team,

Mr. Flynn focused on domestic Consumer and Industrial companies at William Blair for two years. Before joining William Blair, Mr. Flynn was employed as a Senior Equity Analyst and Portfolio Manager at Northern Trust specializing in mid and small cap growth companies. Prior to that he worked as a Senior Equity Analyst at Scudder Kemper Investments and began his career at Fidelity Investments as a Research Assistant. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Economics, University of Kansas; M.B.A., Finance emphasis, University of North Carolina at Chapel Hill.

David C. Fording, a Partner of William Blair Investment Management, LLC, has co-managed the Growth Fund since 2006. He joined William Blair in November of 2005 as a co-portfolio manager of William Blair’s Institutional All Cap Growth strategy. He joined William Blair from TIAA-CREF Investment Management, Inc. where he spent ten years, most recently as a co-portfolio manager of the TIAA-CREF Mid Cap Growth Fund Team (from 2003 to 2005). Previously, he was an equity analyst for TIAA-CREF responsible for covering media and entertainment stocks on a global basis. He was also a member of TIAA-CREF’s Large Cap Growth portfolio management team from 1997 to 1999. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Tufts University; M.B.A., Stern School of Business, New York University.

James S. Golan, a Partner with William Blair Investment Management, LLC, has co-managed the Large Cap Growth Fund since 2005. He joined William Blair in 2000 as a research analyst. In 2005, he joined the Institutional Large Cap Growth Team as a co-portfolio manager. Previously, he was a research analyst with Citigroup Global Asset Management and Scudder Kemper Investments. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., DePauw University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Chad M. Kilmer, a Partner with William Blair Investment Management, LLC, has co-managed the Small Cap Value Fund since 2006 and the Small-Mid Cap Value Fund since its inception in 2011. He joined William Blair in 2006. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 2004 to 2006 in various capacities, including as the manager of the First American Funds Small Cap Value Fund, managing institutional separate portfolios, and buy-side research. Previously, he was an investment analyst at Gabelli Woodland Partners, a subsidiary of Gabelli Asset Management. He has the Chartered Financial Analyst and Certified Public Accountant designations and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.S.B., University of Minnesota; M.B.A., Yale University School of Management.

Robert C. Lanphier IV, a Partner of William Blair Investment Management, LLC, has co-managed the Mid Cap Growth Fund since its inception in 2006 and the Small-Mid Cap Growth Fund since its inception in 2003. He began with William Blair in December 1987 as an associate in the Institutional Sales Department. In January 1996, he became a portfolio manager. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Mark T. Leslie, a Partner of William Blair Investment Management, LLC, has co-managed the Small Cap Value Fund since 2005 and the Small-Mid Cap Value Fund since its inception in 2011. He has been with William Blair since 2005. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 1997 to 2005 in various capacities, including the manager of the First American Funds Small Cap Value Fund and First American Funds Mid Cap Value Fund and managing institutional portfolios. He began his career in the financial industry in 1990 and started portfolio management in 1998. Previously, he was a research analyst at Dain Bosworth and an investment associate at Investment Advisers Inc. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.S., Business Administration, University of New Hampshire.

Kenneth J. McAtamney, a Partner of William Blair Investment Management, LLC, has co-managed the Global Leaders Fund since 2008, the International Leaders Fund since its inception in 2012, the International Growth Fund since 2017 and the Institutional International Growth Fund since 2017 along with associated separate account and commingled fund portfolios. He joined William Blair in 2005 as an international stock analyst. From 1997 to 2005, he was with Goldman Sachs in various capacities, including as a Vice President representing both International and Domestic Equities. Education: B.A., Finance, Michigan State University; M.B.A., Indiana University.

Todd M. McClone, a Partner of William Blair Investment Management, LLC, has co-managed the Emerging Markets Growth Fund since its inception in 2005, the Emerging Markets Leaders Fund since 2008 and the Emerging Markets Small Cap Growth Fund since its inception in 2011 along with associated separate account and commingled fund portfolios. He has been with William Blair since 2000. From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management. Prior to joining Strong Capital Management, he was a Corporate Finance Research Analyst with Piper Jaffray. At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, and issued fairness opinions and conducted private company valuations. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.B.A. and B.A., University of Wisconsin-Madison.

David Merjan, a Partner of William Blair Investment Management, LLC, has managed or co-managed the International Developed Plus Fund and Institutional International Developed Plus Fund since 2008. He joined William Blair’s Investment Management Department in 1998 as an international stock analyst. In addition to co-managing the International Developed Plus Fund, the Institutional International Developed Plus Fund and associated separate account portfolios, he is the portfolio manager for the William Blair International ADR Growth strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.

David S. Mitchell, a Partner of William Blair Investment Management, LLC, has managed or co-managed the Small Cap Value Fund since its inception in 1996 and has co-managed the Small-Mid Cap Value Fund since its inception in 2011. He joined William Blair in 1996 as a small cap value portfolio manager. He was a Partner in the U.S. Equity Group at Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team until 1996. Previously, he was co-manager of Thomas Paine Investors, LP, a private fund that invested in small cap stocks, after working as a Senior Equity Analyst on NBD’s Woodward Opportunity Fund. He was an equity analyst and portfolio manager at Connecticut National Bank and, prior to graduate studies, an equity trader and money market portfolio manager. For more than a decade, he served as a director at Reading in Motion, which partners with teachers to improve urban children’s language arts and learning skills through the arts. He is also a member of the Knox College investment committee. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Knox College; M.B.A., Northwestern University Kellogg Graduate School of Management.

John C. Murphy, a Partner of William Blair Investment Management, LLC, has co-managed the International Developed Plus Fund since 2014, the Institutional International Developed Plus Fund since 2014, and the Emerging Markets Leaders Fund since 2016, along with associated separate account portfolios. Mr. Murphy was previously the Global Consumer sector team leader, and was responsible for conducting research on large-mid cap non-U.S. Consumer stocks. Mr. Murphy was a Research Analyst within William Blair’s sell-side Research Department focusing on e-commerce and hardline retailers prior to joining the International team. Prior to joining William Blair in 2005, Mr. Murphy worked at Credit Suisse First Boston for nearly six years as an equity research analyst covering a broad range of retail companies. Before working at Credit Suisse First Boston, Mr. Murphy worked as an equity research analyst at Lehman Brothers and as an equity research associate at Salomon Brothers. Prior to sell-side research, he worked as a financial analyst for General Electric Capital, having graduated from GE’s Financial Management Program. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Villanova University, magna cum laude.

Casey Preyss, a Partner of William Blair Investment Management, LLC, has co-managed the Emerging Markets Growth Fund since 2015 and the Emerging Markets Small Cap Growth Fund since 2016 along with associated separate account and commingled fund portfolios. Having joined William Blair in 2000, Mr. Preyss was previously a research analyst covering the Industrials, IT and Resources sectors and also served as the Global Industrials Sector Team Leader. Prior to his research responsibilities, Mr. Preyss was a Quantitative Analyst with the team. Prior to joining William Blair, Mr. Preyss was with Thomas White International as an International Equity Research Sales Associate. Education: B.S. B.A., The Ohio State University; M.B.A., University of Chicago Booth School of Business.

David P. Ricci, a Partner of William Blair Investment Management, LLC, has co-managed the Large Cap Growth Fund since 2011. He has been with William Blair since February 1994 when he started as a research analyst for the Consumer/Retail sell-side research effort at William Blair. He was made group head in June 2001. Previously, he was with Procter & Gamble, Melville, and spent 2 1/2 years as a strategy consultant at Bain & Company. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: Sc.B., Brown University, magna cum laude; M.B.A., Harvard Business School.

Ward D. Sexton, a Partner of William Blair Investment Management, LLC, has co-managed the Small Cap Growth Fund since 2016. In 2001, he joined the Fund’s investment team as a research analyst and covered Resources Financials and Consumer companies at various points during his time as an analyst. He joined William Blair in 1999 and worked in the firm’s corporate finance group for two years. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.S., Finance with honors, University of Illinois Urbana-Champaign; M.B.A., high honors, University of Chicago Booth School of Business.

Christopher T. Vincent, a Partner of William Blair Investment Management, LLC, has managed or co-managed the Bond Fund since its inception in 2007, the Income Fund since 2002 and the Low Duration Fund since its inception in 2009. Mr. Vincent oversees the fixed-income team at William Blair. He joined William Blair in 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed-income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is a member of the CFA Society of Chicago and the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

Paul J. Sularz, an Associate of William Blair Investment Management, LLC, has co-managed the Bond Fund since 2010 and the Low Duration Fund since its inception in 2009. Mr. Sularz joined William Blair in July 2006 as a fixed-income portfolio manager. Prior to joining William Blair, he was a Vice President at J.P. Morgan Securities, Inc. from 2004 to 2006, where he was responsible for trading specified pool agency mortgage-backed pass-through securities for the firm’s primary broker/dealer in New York City. Prior to this, he was a Director at Banc One Capital Markets, Inc. within the Asset-Backed and Mortgage-Backed Securities Group from 1995-2004, managing the firm’s mortgage-backed securities trading desk in Chicago. His investment career began in 1990 at Kemper Asset Management Company, where he was an Assistant Portfolio Manager within the fixed-income Institutional Asset Management Division. Education: B.A. in Economics, University of Illinois at Urbana-Champaign; M.B.A., concentrations in Finance, Econometrics and Statistics, University of Chicago Booth Graduate School of Business.

Dated: November 5, 2018

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2018

Effective December 31, 2018, the information below supplements the Statement of Additional Information of the William Blair Mid Cap Growth Fund.

Daniel Crowe and Robert C. Lanphier IV, each a Partner of the Adviser, co-manage the William Blair Mid Cap Growth Fund.

Dated: November 5, 2018

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement with your Statement of Additional Information for future reference.